SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Reconciliation of total segment profit to the company's (loss) income before applicable income taxes
Total segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719	$ 185,483
Less: Other operating cost	(40,376)	(35,028)	(48,275)	(119,802)	(107,748)	(143,420)	(124,383)
Less: General and administrative	(28,600)	(18,896)	(38,058)	(86,387)	(68,503)	(86,870)	(58,091)	(8,468)
Less: Depreciation and amortization	(40,618)	(40,066)	(49,885)	(119,181)	(115,767)	(155,326)	(110,964)	(2,356)
Less: Allocated expenses								(52,980)
Less: Interest expense - net	(10,056)	(26,198)	(58,877)	(44,675)	(85,771)	(111,535)	(116,020)	(9,780)
Less: Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)	(127)
Income before applicable income taxes	$ 69,534	$ 40,215	$ 14,396	$ 76,137	$ 59,126	$ 117,119	$ 53,961	$ 111,772